Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 8,293	$ 10,780	$ 10,485
Research and development	11,347	22,791	21,930
General and administrative	22,242	10,089	48,082
Total operating expenses	41,882	65,774	83,624
Other income (expenses)	3,543	1,523	(1,202)
Interest income	8,079	8,776	5,185
Interest expense	(303)	(566)	(842)
Fair value change of contingent consideration	1,027	(20,662)	(19,899)
Loss in equity method investments	70	(7,464)	(2,463)
Gain on deconsolidation of the subsidiaries		0	242,097
Net income (loss)	(22,120)	(107,488)	64,481
Other comprehensive (loss) income, net of tax:
Foreign currency translation, net of nil income taxes	425	(4,868)	(5,770)
Net unrealized (loss) gain on available-for-sale investments	0	9	(9,671)
Transfer to statements of operations of realized gain on available-for-sale securities	0	(9)	(7,364)
Other comprehensive loss	425	(4,868)	(22,805)
Comprehensive income (loss)	(21,695)	(112,352)	41,676
Reportable Legal Entities [Member] | Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	98	524	423
Research and development	467	1,118	1,035
General and administrative	16,003	8,030	25,536
Total operating expenses	16,568	9,672	26,994
Other income (expenses)	(2,765)	0	924
Interest income	7,756	7,904	3,969
Interest expense	(302)	(565)	(3,989)
Fair value change of contingent consideration	(1,027)	20,662	0
Loss in equity method investments	0	(417)	(1,415)
Gain on deconsolidation of the subsidiaries	0	0	182,441
Equity in loss of subsidiaries and variable interest entities	(6,314)	(69,005)	(82,396)
Net income (loss)	(19,220)	(51,093)	72,540
Other comprehensive (loss) income, net of tax:
Foreign currency translation, net of nil income taxes	(124)	(3,344)	(5,770)
Net unrealized (loss) gain on available-for-sale investments	0	9	(9,671)
Non-controlling interest disposition	0	0	2,519
Transfer to statements of operations of realized gain on available-for-sale securities	0	(9)	(7,364)
Other comprehensive loss	(124)	(3,344)	(20,286)
Comprehensive income (loss)	$ (19,344)	$ (54,437)	$ 52,254